Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2011
Comprehensive Income
Components Of Comprehensive Income

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Consolidated net income	$67,552	$51,460	$135,847	$111,815
Other comprehensive income:
Unrealized (loss) gain on securities, net of tax	(1,532)	(566)	(1,382)	(98)
Foreign currency translation gain, net of tax	1,000	—	1,000	—

Consolidated total comprehensive income	$67,020	$50,894	$135,465	$111,717

Less: Total comprehensive income attributable to noncontrolling interests	12,969	—	25,477	—

Comprehensive income attributable to Endo Pharmaceuticals Holdings Inc.	$54,051	$50,894	$109,988	$111,717